BALANCE SHEETS (Parenthetical) - Equity Component [Domain] - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Discount on short term note payable (in dollars)	$ 0	$ 194,097	$ 0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	10,666,667	10,666,667
Common stock, shares outstanding	3,312,863	3,092,766	2,932,501
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, stated value (in dollars per share)	$ 100	$ 100	$ 100
Preferred stock, shares authorized	20,000,000	10,000,000	20,000,000
Preferred stock, shares outstanding	20,550	20,550	20,550